Note 22 - Segment information (Detail) - Gross revenue by product in China: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
China [Member] | China VAS [Member]
Gross revenue	27,422,037	31,500,303	54,373,735
China [Member] | Mobile Game [Member]
Gross revenue	2,904,038	2,632,558	2,204,319
China [Member] | PC Game [Member]
Gross revenue	951,706	1,438,113	1,113,706
China [Member]
Gross revenue	$ 31,277,781	$ 35,570,974	$ 57,691,760